UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03310

Name of Fund:  Retirement Reserves Money Fund of Retirement Series Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 04/30/2015

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 7.0%
Citibank NA:
0.23%, 11/07/14	$15,000	$15,000,000
0.24%, 11/21/14	38,500	38,500,000
State Street Bank & Trust, 0.20%, 9/08/14	7,000	7,000,000
Wells Fargo Bank NA, 0.22%, 11/26/14 (a)	41,000	41,000,000

		101,500,000
Euro — 1.1%
National Australia Bank Ltd., London, 0.23%, 10/23/14 (a)	16,000	16,000,000
Yankee (b) — 45.6%
Australia & New Zealand Banking Group Ltd., 0.23%, 2/25/15 (a)	10,000	10,000,000
Bank of Montreal, Chicago (a):
0.23%, 9/05/14	20,000	20,000,000
0.22%, 1/08/15	20,000	20,000,000
Bank of Nova Scotia, Houston (a):
0.28%, 8/08/14	11,500	11,500,000
0.20%, 2/06/15	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.25%, 8/27/14	25,000	24,999,906
BNP Paribas SA, NY:
0.30%, 8/04/14	10,000	10,000,000
0.30%, 9/05/14 (a)	19,000	19,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.29%, 1/02/15	33,095	33,095,000
0.22%, 6/17/15	16,000	16,000,000
Credit Agricole CIB, NY:
0.25%, 9/04/14	18,000	18,000,000
0.26%, 11/03/14	15,000	15,000,000
Credit Industriel et Commercial, NY:
0.32%, 10/14/14	7,000	7,000,000
0.32%, 11/03/14	5,000	5,000,000
0.32%, 11/17/14	2,000	2,000,000
0.30%, 1/08/15	5,000	5,000,000
Credit Suisse, NY, 0.30%, 11/14/14	12,000	12,000,000
Deutsche Bank AG, NY, 0.31%, 8/22/14 (a)	11,000	11,000,000
National Australia Bank Ltd., NY, 0.24%, 8/08/14 (a)	25,000	25,000,064
National Bank of Canada, NY (a):
0.30%, 10/09/14	6,000	6,000,000
0.23%, 1/20/15	15,000	15,000,000
0.26%, 4/24/15	15,000	15,000,000
Natixis, NY, 0.28%, 9/08/14 (c)	18,000	17,999,809
Norinchukin Bank, NY:
0.10%, 8/05/14	25,000	25,000,000
Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Norinchukin Bank, NY (concluded):
0.10%, 8/06/14	$15,000	$15,000,000
Rabobank Nederland NV, NY:
0.27%, 9/16/14 (a)	20,000	20,000,000
0.35%, 1/12/15	16,000	16,000,000
Royal Bank of Canada, NY:
0.24%, 10/23/14	9,000	9,000,000
0.26%, 12/05/14 (a)	6,000	6,000,000
0.26%, 1/21/15 (a)	16,000	16,000,000
0.26%, 2/04/15 (a)	16,000	16,000,000
Skandinaviska Enskilda Banken, NY:
0.23%, 12/08/14	21,000	21,000,000
0.23%, 1/13/15	15,500	15,500,000
Societe Generale, NY, 0.33%, 9/19/14 (c)	9,000	9,000,000
Sumitomo Mitsui Banking Corp., NY, 0.25%, 10/14/14	22,000	22,000,229
Sumitomo Mitsui Trust Bank Ltd., 0.25%, 1/28/15	29,000	29,000,000
Toronto-Dominion Bank, NY, 0.25%, 10/08/14	35,000	35,000,000
UBS AG, Stamford, 0.23%, 10/06/14 (c)	17,000	17,000,000
Westpac Banking Corp., NY (a):
0.23%, 8/28/14	18,000	18,000,000
0.22%, 10/08/14	20,000	20,000,000
0.24%, 5/05/15	16,000	16,000,000

		664,095,008
Total Certificates of Deposit — 53.7%		781,595,008

Commercial Paper
Aspen Funding Corp., 0.34%, 8/29/14 (d)	18,000	17,995,070
BNP Paribas Finance, Inc., 0.30%, 10/16/14 (d)	22,000	21,985,883
CAFCO LLC, 0.24%, 12/22/14 (d)	19,000	18,981,760
Chariot Funding LLC, 0.22%, 10/09/14 (d)	3,500	3,498,503
Collateralized Commercial Paper Co. LLC (d):
0.30%, 8/01/14	25,000	24,999,792
0.27%, 10/23/14	26,000	25,983,620
0.30%, 2/09/15	12,000	11,980,700
Credit Suisse, NY, 0.30%, 11/25/14 (d)	10,000	9,990,412
General Electric Capital Corp., 0.21%, 2/10/15 (d)	15,500	15,482,459
ING (U.S.) Funding LLC (d):
0.23%, 9/17/14	6,000	5,998,160

RETIREMENT RESERVES MONEY FUND	JULY 31, 2014	1

Schedule of Investments (continued)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
ING (U.S.) Funding LLC (d) (concluded):
0.25%, 12/05/14	$13,500	$13,488,094
Natixis U.S. Finance Co. LLC., 0.10%, 8/06/14 (d)	40,000	39,999,333
Nederlandse Waterschapsbank NV, 0.20%, 8/13/14 (a)	5,000	5,000,000
Rabobank USA Financial Corp., 0.21%, 11/12/14 (d)	2,000	1,998,787
Westpac Banking Corp., 0.23%, 7/02/15 (a)	6,000	5,999,718
Total Commercial Paper — 15.3%		223,382,291

Municipal Bonds (c)
County of Jackson West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.07%, 8/07/14	17,500	17,500,000
Eclipse Funding Trust, Refunding RB, VRDN (US Bank NA LOC, US Bank NA SBPA), 0.06%, 8/07/14 (e)	6,300	6,300,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.07%, 8/07/14	5,400	5,400,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A (Fannie Mae Liquidity Guarantor), 0.07%, 8/07/14	9,000	9,000,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.09%, 8/07/14	9,000	9,000,000
New York State HFA, HRB, VRDN, Series A:
125 West 31st Street Housing, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.06%, 8/06/14	12,000	12,000,000
East 39th Street Housing, AMT (Fannie Mae Liquidity Facility), 0.06%, 8/06/14	15,000	15,000,000
Total Municipal Bonds — 5.1%		74,200,000
Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.22%, 9/10/14(Purchased on 6/10/14 to be repurchased at $10,505,903, collateralized by a U.S. Treasury Obligation and various U.S. Government Sponsored Agency Obligations, 0.00% — 6.55%, due 11/20/14 — 6/20/63, original par and fair values of $83,513,152 and $11,224,228, respectively)	$10,500	$10,500,000
Total Value of Barclays Capital, Inc. (collateral value of $11,224,228)		10,500,000
Deutsche Bank Securities, Inc., 0.10%, 8/01/14(Purchased on 7/31/14 to be repurchased at $31,298,087, collateralized by a U.S. Government Sponsored Agency Obligations, 3.00% due 1/20/40, original par and fair values of $33,393,973 and $33,488,861, respectively)	31,298	31,298,000
Deutsche Bank Securities, Inc., 0.18%, 8/01/14(Purchased on 7/31/14 to be repurchased at $6,000,030, collateralized by a Corporate/Debt Obligation, 0.00% due 12/23/14, original par and fair values of $6,303,059 and $6,300,000, respectively)	6,000	6,000,000
Deutsche Bank Securities, Inc., 0.15%, 8/31/14(Purchased on 5/29/14 to be repurchased at $23,006,133, collateralized by a Corporate/Debt Obligation, 0.00% due 12/23/14, original par and fair values of $24,161,726 and $24,150,000, respectively)	23,000	23,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $63,938,861)		60,298,000
Goldman Sachs & Co., 0.15%, 8/05/14(Purchased on 7/29/14 to be repurchased at $16,000,467, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% — 6.50%, due 3/01/24 — 7/01/44, original par and fair values of $33,612,009 and $16,480,001, respectively)	16,000	16,000,000

2	RETIREMENT RESERVES MONEY FUND	JULY 31, 2014

Schedule of Investments (continued)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.15%, 8/07/14(Purchased on 7/31/14 to be repurchased at $19,000,554, collateralized by various U.S. Government Sponsored Agency Obligations, 3.28% — 6.50%, due 8/01/17 — 4/01/44, original par and fair values of $40,083,367 and $19,570,000, respectively)	$19,000	$19,000,000
Total Value of Goldman Sachs & Co. (collateral value of $36,050,001)		35,000,000
Mizuho Securities USA, Inc., 0.10%, 8/01/14(Purchased on 7/31/14 to be repurchased at $50,000,139, collateralized by various U.S. Treasury Obligations and various U.S. Government Sponsored Agency Obligations, 0.00% — 11.00%, due 3/31/15 — 8/15/43, original par and fair values of $170,449,803 and $53,441,000, respectively)	50,000	50,000,000
Mizuho Securities USA, Inc., 1.14%, 9/01/14(Purchased on 7/31/14 to be repurchased at $19,019,253, collateralized by a U.S. Treasury Obligation, 0.00% due 8/07/14, original par and fair values of $19,380,100 and $19,380,100, respectively)	19,000	19,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $72,821,100)		69,000,000
Wells Fargo Securities, LLC, 0.38%, 8/07/14(Purchased on 5/08/14 to be repurchased at $9,008,645, collateralized by various Corporate/Debt Obligations, 5.15% — 6.38%, due 6/01/42 — 3/29/67, original par and fair values of $8,437,020 and $9,450,000, respectively)	9,000	9,000,000
Wells Fargo Securities, LLC, 0.46%, 10/14/14(Purchased on 7/16/14 to be repurchased at $13,014,950, collateralized by various Corporate/Debt Obligations, 1.65% — 4.48%, due 2/15/18 — 1/16/24, original par and fair values of $13,229,495 and $13,650,000, respectively)	13,000	13,000,000
Repurchase Agreements	Par (000)	Value
Total Value of Wells Fargo Securities, LLC (collateral value of $23,100,000)		$22,000,000
Total Repurchase Agreements — 13.5%		196,798,000

Time Deposits — 1.2%
ING Bank NV, Amsterdam, 0.10%, 8/04/14	$18,000	18,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.12%, 2/27/15 (a)	18,000	17,997,384
Federal Farm Credit Banks, 0.09%, 8/26/14 (a)	17,500	17,499,875
Federal Home Loan Bank:
0.08%, 8/15/14 (d)	16,800	16,799,475
0.09%, 9/05/14 (a)	12,000	11,999,880
0.08%, 9/19/14 (d)	14,000	13,998,444
Freddie Mac Variable Rate Notes, 0.15%, 11/25/15 (a)	10,000	10,000,000
Total U.S. Government Sponsored Agency Obligations — 6.1%		88,295,058

U.S. Treasury Obligations
U.S. Treasury Notes:
2.38%, 10/31/14	12,000	12,066,896
0.25%, 1/31/15	5,000	5,002,440
0.25%, 7/15/15	29,000	29,026,357
0.07%, 1/31/16 (a)	12,000	11,995,613
0.09%, 4/30/16 (a)	31,800	31,800,108
Total U.S. Treasury Obligations — 6.2%		89,891,414
Total Investments (Cost — $1,472,161,771*) — 101.1%		1,472,161,771
Liabilities in Excess of Other Assets — (1.1)%		(15,682,616)

Net Assets — 100.0%		$1,456,479,155

RETIREMENT RESERVES MONEY FUND	JULY 31, 2014	3

Schedule of Investments (continued)	Retirement Reserves Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,472,161,771	—	$1,472,161,771

[1] See above Schedule of Investments for values in each sector.

4	RETIREMENT RESERVES MONEY FUND	JULY 31, 2014

Schedule of Investments (concluded)	Retirement Reserves Money Fund

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, cash of $6,802 is categorized as Level 1.

There were no transfers between levels during the period ended July 31, 2014.

RETIREMENT RESERVES MONEY FUND	JULY 31, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: September 25, 2014